Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Amherst Single Family Residential Partners VI, LP (the “Company”), Deutsche Bank Securities Inc., Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Amherst Pierpont Securities LLC, and Loop Capital Markets LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the AMSR 2021-SFR1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1 performed as of the Initial Property Cut-off Date, the Specified Parties agreed on a sample size of 419 Properties, which was selected using a simple random sample from the Properties where the Flag data attribute was equal to “Initial Pool” in the Initial Data Tape.

In connection with the Transaction, for the procedures outlined in Exhibit 1 performed as of the Final Property Cut-off Date, the Specified Parties agreed on a sample size of 427 Properties, which was selected using a simple random sample from the Properties in the Final Data Tape.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Final Data Tape as identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 600 13th Street N.W., Suite 1000, Washington, DC 20005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “Initial Property Cut-Off Date” refers to February 28, 2021.

•	The phrase “Final Property Cut-Off Date” refers to April 15, 2021.

•	The phrase “Data Room” refers to either Firmex or Box, used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Initial Lease Review Date” refers to March 5, 2021.

•	The phrase “Final Lease Review Date” refers to April 16, 2021.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Date of Lease Expiration	MSR Onboarding Date
Contractual Rent/Month (Rented)

•	The phrase “Sample Purchase Attributes” collectively refers to the MSR Onboarding Date and Acquisition Type Sample Attributes.

•	The phrase “Sample Lease Attributes” collectively refers to the Lease Start Date, Date of Lease Expiration, and Contractual Rent/Month (Rented) Sample Attributes.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “AMSR 2021-1 - Tape as of 2.28.21.xlsx” received on March 15, 2021 containing the Sample Attributes as of the Initial Property Cut-Off Date (the “Initial Data Tape”);

•	An electronic data file labeled “AMSR 2021-1 - Tape as of 4.15.21 v3.xlsx” received on April 20, 2021 containing the Sample Attributes as of the Final Property Cut-Off Date (the “Final Data Tape”);

•	Certain resident ledgers containing the transaction history of each Property for the Month to Month Sample Properties from the Company’s property management system for the month of April 2021 that were made available in the Data Room (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	Two electronic data files labeled “Amherst AMSR 2021.1 - BPO Report.xlsx” and “Amherst Completed Orders_04.19.21_Final.xlsx” (together, the “BPO Results File”);
o	An electronic data file labeled “AMSR 2021.1 BPO Tape (04.16.21).xlsx” (the “Mapping File”);
o	A worksheet labeled “Support Files” embedded in an electronic data file labeled “AMSR 2021-1 - Support Files v3.xlsx” (the “Support File”);
o	A worksheet labeled “Property Type” embedded in an electronic data file labeled “AMSR 2021-1 - Support Files v3.xlsx” (the “Property Type File”);

o	A worksheet labeled “Taxes, Insurance and HOA” embedded in an electronic data file labeled “AMSR 2021-1 - Support Files v3.xlsx” (the “Taxes, Insurance and HOA File”);
o	A worksheet labeled “UW” embedded in an electronic data file labeled “AMSR 2021-1 - Support Files v3.xlsx” (the “Underwriting File”); and
o	An electronic data file labeled “DQ AMSR_2021_1_04.15.2021.xlsx” (the “DQ Support File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 419 Properties (the “Initial Sample Properties”) from the 1,615 Properties where the Flag data attribute was equal to “Initial Pool” in the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Initial Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Initial Sample Properties to the Source Documents and noted the following differences (the “Initial Purchase and Lease Discrepancies”):

Table 1: Initial Purchase and Lease Discrepancies

#	Included in Final Sample Properties?	Sample Attribute	Initial Data Tape Value	Source Document Value
158	Yes	Contractual Rent/Month (Rented)	$1,648.00	$1,600.00
133	Yes	Date of Lease Expiration	December 31, 2020	November 30, 2019
204	Yes	Date of Lease Expiration	December 31, 2020	April 20, 2019
218	Yes	Date of Lease Expiration	December 31, 2020	January 31, 2021
266	Yes	Date of Lease Expiration	December 31, 2020	October 31, 2018
59	Yes	Lease Start Date	April 01, 2019	March 06, 2020
135	Yes	Lease Start Date	January 01, 2019	January 01, 2020

2.	Using the Final Data Tape, we noted that 356 of the Initial Sample Properties were included on the Final Data Tape. We randomly selected 71 additional Properties, without duplication, from the 1,706 Properties on the Final Data Tape. The 356 Initial Sample Properties included on the Final Data Tape plus the additional 71 Properties, totaling 427 Properties, formed the “Final Sample Properties”. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

For each of the Final Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Final Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Final Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Final Data Tape for the Final Sample Properties to the Source Documents and noted no differences.

3.	On the Final Data Tape, we identified 159 Properties where the Month-to-Month data attribute was equal to “Yes”. Of these 159 Properties, 48 of the Properties (the “Month to Month Sample Properties”) were part of the Final Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that each of the Month to Month Sample Properties:

a)	the Rented data attribute was equal to “Rented” within the Final Data Tape;

b)	has a lease expiration date prior to the Final Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of April 2021, or if rent was unpaid, a value is shown in the Tenant Monthly Rent Days DQ data attribute of the Final Data Tape.

4.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values in the Final Data Tape, as applicable, and, in each case, noted no differences.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

April 28, 2021

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable) and signed by both the tenant and property manager on or prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable), and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Lease Start Date Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable) and signed by both the tenant and property manager on or prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable), and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Date of Lease Expiration Sample Lease Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable) and signed by both the tenant and property manager on or prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Final Lease Review Date (as applicable), and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or the Final Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented,” we compared the Contractual Rent/Month (Rented) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Purchase Attribute to “Bulk Sale”.

2)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Purchase Attribute to “Auction”.

3)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, compared the Acquisition Type Sample Purchase Attribute to “MLS”.

Sample Attribute: MSR Onboarding Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the MSR Onboarding Date Sample Purchase Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the MSR Onboarding Date Sample Purchase Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the MSR Onboarding Date Sample Purchase Attribute to information available in the purchase agreement.

Exhibit 2

Field Name	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File, Mapping File	The Mapping File was used to map the Amherst Property ID in the Final Data Tape to the Master Property ID in the BPO Results File.
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File, Mapping File	The Mapping File was used to map the Amherst Property ID in the Final Data Tape to the Master Property ID in the BPO Results File.
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File, Mapping File	The Mapping File was used to map the Amherst Property ID in the Final Data Tape to the Master Property ID in the BPO Results File.
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File, Mapping File	The Mapping File was used to map the Amherst Property ID in the Final Data Tape to the Master Property ID in the BPO Results File.
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Months Since MSR Onboarding	Recalculate and compare	Recalculation: (Final Property Cut-Off Date - MSR Onboarding Date) / 30	Final Data Tape (MSR Onboarding Date)	Calculation rounded to the nearest integer.
Estimated Rent/Month (Not Rented)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File Final Data Tape (Rented)	For “Rented” properties, the Estimated Rent/Month (Not Rented) was calculated to be zero.

Field Name	Procedure	Calculation	Data File(s)	Comments
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented)	For “Not Rented” properties, the Original Length of Lease (months) was calculated to be zero. Calculation rounded to the nearest integer.
Tenant Monthly Rent Days DQ	Supplemental Data File to Final Data Tape electronic comparison	n/a	DQ Support File
Section 8 Flag (Yes/No)	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File
Estimated BPO Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File, Mapping File	The Mapping File was used to map the Amherst Property ID in the Final Data Tape to the Master Property ID in the BPO Results File.
BPO Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File, Mapping File	The Mapping File was used to map the Amherst Property ID in the Final Data Tape to the Master Property ID in the BPO Results File.
Underwritten Rent/Month	Recalculate and compare	Recalculation: For “Rented” properties, Contractual Rent/Month (Rented); for “Not Rented” properties, Estimated Rent/Month (Not Rented)	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
UWAnnual GPR	Recalculate and compare	Recalculation: Underwritten Rent/Month * 12	Final Data Tape (Underwritten Rent/Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: UWAnnual GPR * (Other Income Rate – Rent Concession Rate)	Final Data Tape (Closest MSA, UWAnnual GPR) Underwriting File (Other Income Rate, Rent Concession Rate)	The Other Income Rate and Rent Concessions Rate are MSA-level estimates provided in the Underwriting File.
Total Underwritten Annual Gross Income	Recalculate and compare	Recalculation: UWAnnual GPR + Underwritten Annual Other Income	Final Data Tape (UWAnnual GPR, Underwritten Annual Other Income)

Field Name	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: UWAnnual GPR * (1 – Occupancy Rate)	Final Data Tape (Closest MSA, UWAnnual GPR) Underwriting File (Occupancy Rate)	The Occupancy Rate is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (UWAnnual GPR - Underwritten Annual Vacancy) * (Credit Loss Rate)	Final Data Tape (Closest MSA, UWAnnual GPR, Underwritten Annual Vacancy) Underwriting File (Credit Loss Rate)	The Credit Loss Rate is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Real Estate Taxes	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual Insurance Costs	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual HOA Fees	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: Annual Repairs and Maintenance Fee	Final Data Tape (Closest MSA) Underwriting File (Annual Repairs and Maintenance Fee)	The Annual Repairs and Maintenance Fee is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: Turnover Fee	Final Data Tape (Closest MSA) Underwriting File (Turnover Fee)	The Turnover Fee is an MSA-level estimate provided in the Underwriting File.
UW Property Management Fees $	Recalculate and compare	Recalculation: 6.75%* (UWAnnual GPR - Underwritten Annual Vacancy - Underwritten Annual Credit Loss)	Final Data Tape (UWAnnual GPR, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: $350 per property	n/a

Field Name	Procedure	Calculation	Data File(s)	Comments
Total Underwritten Annual Expenses	Recalculate and compare	Recalculation: Underwritten Annual Real Estate Taxes + Underwritten Annual Insurance Costs + Underwritten Annual HOA Fees + Underwritten Annual Repairs and Maintenance + Underwritten Annual Turnover Costs + UW Property Management Fees $ + Underwritten Annual Marketing and Leasing Costs	Final Data Tape (Underwritten Annual Real Estate Taxes, Underwritten Annual Insurance Costs, Underwritten Annual HOA Fees, Underwritten Annual Repairs and Maintenance, Underwritten Annual Turnover Costs, UW Property Management Fees $, Underwritten Annual Marketing and Leasing Costs)
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Underwritten Annual Gross Income - Total Underwritten Annual Expenses - Underwritten Annual Vacancy - Underwritten Annual Credit Loss	Final Data Tape (Total Underwritten Annual Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)